Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Arena	Flats and houses	Office space and garage	Office equipment	Vehicles	Total
	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At January 1, 2021	-	-	-	-	4,443	4,443
Additions	-	-	341,591	3,315	80,344	425,250
At December 31, 2021	-	-	341,591	3,315	84,787	429,693
Additions	-	-	-	-	22,752	22,752
Modification of lease	-	-	-	-	(5,482)	(5,482)
At December 31, 2022	-	-	341,591	3,315	102,057	446,963
Additions	500,277	201,037	-	-	-	701,314
Modification	-	-	(341,591)	(3,315)	(102,057)	(446,963)
At December 31, 2023	500,277	201,037	-	-	-	701,314

Accumulated depreciation:
At January 1, 2021	-	-	-	-	1,855	1,855
Depreciation for the year	-	-	43,986	182	20,258	64,426
At December 31, 2021	-	-	43,986	182	22,113	66,281
Depreciation for the year	-	-	62,829	660	28,804	92,293
At December 31, 2022	-	-	106,815	842	50,917	158,574
Depreciation on modification	-	-	(106,815)	(842)	(50,917)	(158,574)
Depreciation for the year	12,940	37,917	-	-	-	50,857
At December 31, 2023	12,940	37,917	-	-	-	50,857

Carrying amount:
At December 31, 2021	-	-	297,605	3,133	62,674	363,412
At December 31, 2022	-	-	234,776	2,473	51,140	288,389
At December 31, 2023	487,337	163,120	-	-	-	650,457

Schedule of Amount Recognized in Profit and Loss	Amount recognized in profit and loss
	2023	2022	2021
	EUR	EUR	EUR
Depreciation expense on right-of-use assets	50,857	92,293	64,426
Interest expense on lease liabilities	13,596	3,680	2,234
Expenses relating to lease of short-term leases	112,950	2,951	3,597